Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions
28.	Provisions

(a)	Provisions as of December 31, 2024 and 2025 are as follows:

	2024		2025
Asset retirement obligations	~~W~~	99,306	106,125
Expected loss related to litigation		114,750	144,173
Unused credit commitments		411,275	305,955
Guarantee contracts issued		104,451	111,307
Financial guarantee contracts issued		87,088	93,693
Non-financial guarantee contracts issued		17,363	17,614
Others (*1), (*2), (*3)		579,114	695,785

	~~W~~	1,308,896	1,363,345

(*1)
As of December 31, 2024 and 2025, the Group recognizes a provision of
~~W~~
317,857 million and
~~W~~
305,237 million, respectively, an estimated amount which is highly probable to be paid for customer losses expected due to delays in redemption of Lime CI funds, etc.

(*2)
As of December 31, 2024, the Group recognizes a provision of
~~W~~
25,856 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood.”

(*3)
As of December 31, 2024 and 2025, the Group recognizes a provision of
~~W~~
19,086 million and
~~W~~
8,643 million, respectively, for the estimated customer compensation amount related to equity-linked products based on the Hong Kong
H-Index
(Hang Seng China Enterprises Index).

(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Unused credit commitments				Financial guarantee contracts issued			Total
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset
Beginning balance	~~W~~	206,687	129,182	19,722	32,002	7,590	406	395,589
Transfer (from) to 12-month expected credit losses		68,071	(67,931)	(140)	4,968	(4,968)	—	—
Transfer (from) to lifetime expected credit losses		(11,698)	11,723	(25)	(366)	366	—	—
Transfer (from) to impaired financial asset		(806)	(1,561)	2,367	—	—	—	—
Provided (reversed)		(40,306)	16,043	71,093	(3,783)	(1,139)	2	41,910
Change in foreign exchange rate		5,340	1,347	—	2,316	791	1	9,795
Other (*)		2,127	40	—	45,643	3,656	(397)	51,069

Ending balance	~~W~~	229,415	88,843	93,017	80,780	6,296	12	498,363

	2025
	Unused credit commitments				Financial guarantee contracts issued			Total
	12-month expected credit losses		Lifetime expected credit losses	Impaired financial asset	12-month expected credit losses	Lifetime expected credit losses	Impaired financial asset
Beginning balance	~~W~~	229,415	88,843	93,017	80,780	6,296	12	498,363
Transfer (from) to 12-month expected credit losses		48,121	(47,999)	(122)	1,420	(1,420)	—	—
Transfer (from) to lifetime expected credit losses		(13,183)	13,237	(54)	(3,336)	3,336	—	—
Transfer (from) to impaired financial asset		(767)	(972)	1,739	—	—	—	—
Provided (reversed)		(50,312)	40,278	(91,457)	(3,308)	(1,077)	(3)	(105,879)
Change in foreign exchange rate		(3,089)	(445)	—	(333)	(154)	1	(4,020)
Other (*)		(295)	—	—	6,915	4,573	(9)	11,184

Ending balance	~~W~~	209,890	92,942	3,123	82,138	11,554	1	399,648

(*)	Includes the effects of new financial guarantee contracts initially measured at fair value, expirations of such contracts, and changes in discount rates, among others.

(c)	Changes in provisions for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance	~~W~~	99,927	31,371	23,163	819,616	974,077
Provision (reversal)		957	83,862	(8,471)	293,407	369,755
Provision used		(7,282)	(483)	—	(533,232)	(540,997)
Change in foreign exchange rate		—	—	2,412	(483)	1,929
Other (*)		5,704	—	259	(194)	5,769

Ending balance	~~W~~	99,306	114,750	17,363	579,114	810,533

(*)	Includes increases in provisions due to the unwinding of discount and the effects of changes in discount rates, among others.

	2025
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance	~~W~~	99,306	114,750	17,363	579,114	810,533
Provision (reversal)		6,739	26,032	404	315,971	349,146
Provision used		(3,363)	(69,713)	—	(131,149)	(204,225)
Change in foreign exchange rate		—	—	(245)	166	(79)
Other (*)		3,443	73,104	92	(68,317)	8,322

Ending balance	~~W~~	106,125	144,173	17,614	695,785	963,697

(*)
During the year ended December 31, 2025,
~~W~~
72,868 million of other provisions related to Shinhan Asset Trust Co., Ltd. were reclassified to provisions for litigation. The amount includes increases in the carrying amount of provisions from unwinding of the discount and changes in discount rates.

(d)
Asset retirement obligation liabilities represent the estimated cost to restore the existing leased properties which is discounted to the present value using the appropriate discount rate at the end of the reporting period. Disbursements of such costs are expected to incur at the end of lease contract. Such costs are reasonably estimated using the average lease year and the average restoration expenses. The average lease year is calculated based on the past ten-year
historical data of the expired leases. The average restoration expense is calculated based on the actual costs incurred for the past three years using the three-year average inflation rate.

(e)	Allowance for guarantees and acceptances as of December 31, 2024 and 2025 are as follows:

	2024		2025
Outstanding guarantees and acceptances	~~W~~	15,315,381	18,642,539
Contingent guarantees and acceptances		5,068,782	4,917,473
ABS and ABCP purchase commitments		2,123,665	2,649,382
Endorsed bill		1,367	12,574

	~~W~~	22,509,195	26,221,968

Allowance for loss on guarantees and acceptances	~~W~~	104,451	111,307
Ratio		0.46%	0.42